Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	Summary Compensation Table (SCT) Total for CEO* ($)	Compensation Actually Paid to CEO(1)/(2)/(3) ($)	Average SCT Total for (non-CEO) NEOs* ($)	Average Compensation Actually Paid to (non-CEO) NEOs(1)/(2)/(3) ($)	Value of Initial Fixed $100 investment on December 31, 2019		(GAAP)	Company Selected Measure (Non-GAAP)

					Pfizer ($)	DRG Index ** ($)	Net Income ($B)	Adj. Net Income*** ($B)
Year

2022	33,017,453	5,662,152	14,842,288	8,437,687	154	144	31.37	39.12
2021	24,353,219	115,175,594	9,289,461	40,940,768	172	134	21.98	25.24
2020	21,033,570	29,667,753	9,599,590	11,911,035	103	109	9.16	16.73

Company Selected Measure Name	Adjusted Net Income
Named Executive Officers, Footnote [Text Block]	SCT Total. As noted earlier in this Proxy Statement, reflects the grants made during the year for which the applicable performance goals have been set under GAAP rules. The accounting rules provide that PSAs are are deemed granted and therefore included in the SCT when the applicable goals are set; therefore, one-third of the PSAs is included in the SCT Total in each of the three performance years as a result of the use of three, separately established annual goals. Additionally, for 2022 equity awards reported in the SCT include the make-up awards for Mr. Denton and Dr. Pao in connection with their hiring, as detailed in the “Leadership Transition” section elsewhere in this Proxy Statement.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR. Represents the DRG Index (NYSE ARCA Pharmaceutical Index) peer group.
PEO Total Compensation Amount	$ 33,017,453	$ 24,353,219	$ 21,033,570
PEO Actually Paid Compensation Amount	$ 5,662,152	115,175,594	29,667,753
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate CAP, as defined by the SEC, the following deductions and additions were made to the SCT Total compensation:
CEO — Summary Compensation Table Total to CAP Reconciliation

Year	CEO/Principal Executive Officer (PEO)	SummaryCompen-sation Table (SCT) Total ($)	Deductions: Stock and Option Awards ($)	Deductions: Change in Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	CAP to CEO ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G
2022	Bourla	33,017,453	18,822,635	2,473,747	11,721,071	23,195,458	(19,441,173)	(9,813,204)	5,662,152
2021	Bourla	24,353,219	13,231,457	49,901	11,071,861	47,742,308	57,799,698	(1,438,273)	115,175,594
2020	Bourla	21,033,570	11,680,768	1,367,780	7,985,022	20,171,525	2,516,212	(1,005,006)	29,667,753
(Amounts are subject to rounding.)

Non-PEO NEO Average Total Compensation Amount	$ 14,842,288	9,289,461	9,599,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,437,687	40,940,768	11,911,035
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non–CEO NEO — Summary Compensation Table Total to CAP Reconciliation

Year	Non-CEO NEOs(i)	Avg. SCT Total ($)	Deductions: Stock and Option Awards ($)	Deductions: Change in Pension ($)	SCT Adjusted Total ($)	Fair Value of Grant During the Year at 12/31 ($)	Change in Fair Value of Prior Years’ Awards (Unvested at 12/31) ($)	Change in Fair Value of Prior Years’ Awards that Vested During Applicable Year ($)	Avg. CAP to (non-CEO) NEOs ($)
		A	B	C	D=A-B-C	E	F	G	H=D+E+F+G

2022	Denton, Pao, Dolsten, Hwang, and D’Amelio(ii)	14,842,288	6,029,494	—	8,812,794	6,608,542	(4,530,369)	(2,453,280)	8,437,687
2021	D’Amelio, Dolsten, Hwang, Lankler and Young(ii)	9,289,461	4,583,167	53,838	4,652,456	16,368,787	20,441,286	(521,762)	40,940,768
2020	D’Amelio, Dolsten, Hwang, and Young	9,599,590	4,416,359	1,050,895	4,132,336	7,370,367	1,057,547	(649,214)	11,911,035
(Amounts are subject to rounding.)
(i)     Except for Mr. Denton and Dr. Pao, the NEOs have met the criteria for retirement treatment on their equity awards.
(ii)    For 2022, Mr. D’Amelio was no longer serving as an executive officer at fiscal year-end (former CFO). For 2021, Mr. Young was no longer serving as an executive officer at fiscal year-end (former Group President, Chief Business Officer).

Equity Valuation Assumption Difference, Footnote [Text Block]	The Monte Carlo simulation used to determine values for the TSRUs uses the valuation date (or the prior business day where the valuation date falls on the weekend or holiday) assumptions of: stock price, expected dividend yield, risk-free interest rate, and stock price volatility, as determined in accordance with ASC Topic 718. However, for outstanding awards granted prior to the Upjohn/Mylan transaction (closed November 2020) the valuations of these grants utilized an adjusted grant price which factored in the value of the dividends prior to the close, consistent with what shareholders would have already received. The PSAs valuation methodology utilized the equity intrinsic value accounting, with the applicable performance conditions applied and dividend equivalents accrued based on the applicable performance conditions. For Mr. Denton and Dr. Pao's RSU make-up awards, dividend equivalent units are accumulated during the vesting period, at the applicable dividend dates, and reinvested as additional RSU units which are settled in shares with the underlying RSUs on the vesting date.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]	* TSR value based on $100 investment of Pfizer versus DRG Index as of December 31, 2019.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Adjusted Net Income
Total Revenue
Adjusted Diluted EPS
Cash Flow from Operations

Total Shareholder Return Amount	$ 154	172	103
Peer Group Total Shareholder Return Amount	144	134	109
Net Income (Loss)	$ 31,370,000,000	$ 21,980,000,000	$ 9,160,000,000
Company Selected Measure Amount	39,120,000,000	25,240,000,000	16,730,000,000
PEO Name	Bourla	Bourla	Bourla
Additional 402(v) Disclosure [Text Block]	As the pension plan was frozen, no service cost was included in the table above. Additionally, dividends are not paid on PSAs until they settle and then on the earned shares.
CEO and Average Non-CEO NEO CAP Pay-Versus-Performance
The following illustrates the relationship between the CAP of our CEO and average non-CEO NEO (Avg. NEO) and company performance as well as peer performance.
•The 3-year compensation history of the CEO and Avg. NEO shows that the disclosed compensation actually paid (CAP) closely aligns with Pfizer’s stock TSR which outperformed the DRG Index TSR for 2022 and 2021 and tracked the DRG Index for 2020, both values are based on a $100 investment made on December 31, 2019.
•In light of the significant weighting of long-term stock-based incentives in our pay mix (which approximates a range of 75%-80% for the CEO and 60%-70% for the Avg. NEOs, of target total direct compensation) due to the intended alignment between our executives and shareholders, the CAP values are significantly influenced by the value of Pfizer’s stock price. This is illustrated by the impact of the 2021 year-end stock price of $59.05, which represents a year-over-year increase of 60% from the 2020 year-end stock price of $36.81, which drove the 2021 CAP value up due to the dramatic increase in the year-over-year change in the value of the outstanding long-term incentives. Alternatively, when comparing the 2021 year-end stock price to the 2022 year-end stock price, the year-over-year decline from $59.05 to $51.24, respectively, is attributed to the significant year-over-year decline in the CAP value.
Overall, the Committee believes the executive compensation program strikes an appropriate balance between incentivizing our executives based on performance, as well as utilizing market competitive pay practices. This is also evidenced by the performance metrics the Committee selected to link pay with performance as described in the section below. See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
Company Performance Metrics
Pfizer’s executive compensation program appropriately aligns pay and performance as the Committee seeks to utilize metrics that incentivize and strengthen our alignment to the Compensation Philosophy, as well as our focus on long-term sustainable growth. The metrics (non-GAAP) listed below are the performance metrics the Committee deems as most important for purposes of determining compensation and is as further described in our Compensation Discussion and Analysis within the sections titled “2022 Annual Incentive Award/Global Performance Plan (GPP)” and “2022 Annual Long-Term Incentive Award Program”.
CEO Realized Pay Table (Supplemental)
The supplemental table and graphs below compare the realized pay for Dr. Bourla over three years with the disclosed SCT Total and CAP.

Year	SCT Total ($)	CAP ($)	Realized Pay(1) ($)

2022	33,017,453	5,662,152	26,621,180
2021	24,353,219	115,175,594	16,676,919
2020	21,033,570	29,667,753	9,986,957
(Amounts are subject to rounding.)
(1)Realized Pay is defined as base salary, short-term incentive bonus paid on account of the performance year, and payouts/settlements of long-term incentive awards during the applicable year.

Year	Salary ($)	Bonus ($)	LTI Settlements ($)	Realized Pay ($)

2022	1,737,500	7,650,000	17,233,680	26,621,180
2021	1,687,500	8,000,000	6,989,419	16,676,919
2020	1,650,000	5,491,800	2,845,157	9,986,957
(Amounts are subject to rounding.)

The graph above (subject to rounding) illustrates that our CEO’s realized pay for 2021 and 2020 was significantly lower than the CAP and SCT Total. For 2022, the year-end stock price declined from 2021, therefore resulting in a negative value for the outstanding equity awards, which partially offset the current compensation and resulted in a lower CAP as compared to the realized pay and SCT Total.
	See our “Compensation Discussion and Analysis” for additional information regarding Pfizer’s pay-for-performance executive compensation program.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Non-GAAP Measure Description [Text Block]	Adjusted Net Income. Results used for PSA purposes. Adjusted Net Income is defined as U.S. GAAP net income attributable to Pfizer Inc. common shareholders before the impact of amortization of intangible assets, certain acquisition-related items, discontinued operations and certain significant items; and is adjusted to reflect budgeted FX rates for the year and further refined to exclude certain other unbudgeted or non-recurring items including acquired in-process research and development expenses.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow from Operations
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount, Adjusted	$ 11,721,071	$ 11,071,861	$ 7,985,022
PEO [Member] | Stock and Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,822,635)	(13,231,457)	(11,680,768)
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,473,747)	(49,901)	(1,367,780)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,195,458	47,742,308	20,171,525
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,441,173)	57,799,698	2,516,212
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,813,204)	(1,438,273)	(1,005,006)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO Total Compensation Amount, Adjusted	8,812,794	4,652,456	4,132,336
Non-PEO NEO [Member] | Stock and Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,029,494)	(4,583,167)	(4,416,359)
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(53,838)	(1,050,895)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,608,542	16,368,787	7,370,367
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,530,369)	20,441,286	1,057,547
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,453,280)	$ (521,762)	$ (649,214)